AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 115.7%
Asset-Backed Securities — 14.1%
Cayman Islands — 9.6%
AGL CLO Ltd.,
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.190%(c)	01/15/33	1,600	$ 1,480,322
CarVal CLO Ltd.,
Series 2019-01A, Class AN, 144A, 3 Month LIBOR + 1.480% (Cap N/A, Floor 1.480%)
3.299%(c)	04/20/32	4,000	3,744,287
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.644%(c)	01/27/28	3,743	3,631,972
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	07/15/26	1,767	1,749,045
Elmwood CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.422%(c)	04/15/33	4,000	3,719,996
Halcyon Loan Advisors Funding Ltd.,
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
2.949%(c)	04/18/26	326	325,753
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.944%(c)	04/25/30	2,150	2,020,645
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.581%(c)	04/15/29	5,550	5,263,696
Mariner CLO LLC,
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	10/26/29	8,050	7,669,977
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.079%(c)	04/14/33	1,400	1,310,061
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	3,150	2,968,544
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A
—%(p)	04/15/33	2,675	2,514,390
			36,398,688
United States — 4.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
1.417%(c)	01/25/36	2,200	2,054,873
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
United States (cont’d.)
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.147%(c)	12/27/66		4,397	$ 4,114,366
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.893%(cc)	07/25/59		680	678,276
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.823%(c)	07/20/43		1,000	946,283
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.997%(c)	12/27/66		949	930,590
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.545%(c)	10/28/41		758	731,656
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.851%(c)	12/15/32		1,953	1,782,897
Series 2007-02, Class A4, 3 Month LIBOR + 0.060% (Cap N/A, Floor 0.000%)
1.854%(c)	07/25/22		2,619	2,492,071
Series 2008-02, Class A3, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.544%(c)	04/25/23		134	126,622
Series 2008-04, Class A4, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.444%(c)	07/25/22		738	682,230
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.494%(c)	07/25/23		1,439	1,353,941
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	01/25/37		985	920,105
				16,813,910

Total Asset-Backed Securities (cost $55,626,623)				53,212,598
Corporate Bonds — 37.5%
Australia — 0.7%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30		600	566,431
Commonwealth Bank of Australia,
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		800	735,520
Macquarie Group Ltd.,
Sr. Unsec’d. Notes
0.625%	02/03/27	EUR	200	193,945
Sr. Unsec’d. Notes, 144A
3.763%(ff)	11/28/28		250	258,725
A1

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Australia (cont’d.)
Westpac Banking Corp.,
Sub. Notes
4.110%(ff)	07/24/34		800	$ 769,284
				2,523,905
Austria — 0.2%
JAB Holdings BV,
Gtd. Notes
1.000%	12/20/27	EUR	800	825,004
Belgium — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26		50	52,503
4.900%	02/01/46		500	550,791
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		450	476,122
4.750%	01/23/29		100	110,267
KBC Group NV,
Sr. Unsec’d. Notes, EMTN
0.750%	10/18/23	EUR	600	636,622
				1,826,305
Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		500	533,168
Brazil — 0.2%
Banco do Brasil SA,
Jr. Sub. Notes
6.250%(ff)	—(rr)		410	321,617
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A
4.625%(ff)	—(rr)		200	165,921
Petrobras Global Finance BV,
Gtd. Notes, 144A
5.093%	01/15/30		30	27,290
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		100	108,952
				623,780
Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25(a)		950	915,748
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25		98	68,856
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26(a)		650	637,848
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24		526	242,621
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Telesat Canada/Telesat LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/01/27		146	$ 139,427
				2,004,500
Cayman Islands — 0.2%
Global Aircraft Leasing Co. Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		1,050	675,984
China — 2.6%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 1906
3.740%	07/12/29	CNH	8,240	1,213,765
China Development Bank,
Unsec’d. Notes, Series 1806
4.730%	04/02/25	CNH	31,900	4,912,900
Unsec’d. Notes, Series 1910
3.650%	05/21/29	CNH	10,050	1,476,022
China Evergrande Group,
Sr. Sec’d. Notes
8.250%	03/23/22		230	186,240
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
3.125%	06/19/22		660	654,026
4.625%	03/14/23		460	474,941
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.875%	11/13/29		200	196,379
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	208,377
5.500%	01/16/25		400	421,886
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	171,928
				9,916,464
France — 2.7%
AXA SA,
Sub. Notes, EMTN
3.250%(ff)	05/28/49	EUR	150	163,435
BNP Paribas SA,
Jr. Sub. Notes, 144A
6.625%(ff)	—(rr)		300	266,250
Sr. Unsec’d. Notes
3.375%	01/09/25(a)		750	747,065
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25(a)		900	896,478
Sr. Unsec’d. Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,200	1,317,607
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33(a)		750	768,878
BPCE SA,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		1,990	2,019,138

A2

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
3.375%	01/10/22		250	$ 249,429
3.750%	04/24/23		250	254,701
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28(a)		1,150	1,266,211
Societe Generale SA,
Jr. Sub. Notes
6.750%(ff)	—(rr)		300	250,511
Jr. Sub. Notes, 144A
8.000%(ff)	—(rr)		500	460,000
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29	EUR	1,300	1,356,956
				10,016,659
Germany — 1.6%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		500	512,652
4.250%	12/15/25		800	824,127
4.375%	12/15/28		450	480,826
Commerzbank AG,
Sub. Notes, EMTN
4.000%	03/23/26	EUR	400	404,847
Deutsche Bank AG,
Jr. Sub. Notes
6.000%(ff)	—(rr)		600	397,612
Sr. Unsec’d. Notes
2.700%	07/13/20		1,425	1,403,262
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		100	95,442
Sub. Notes, EMTN
4.500%	05/19/26	EUR	500	474,230
Deutsche Telekom AG,
Sr. Unsec’d. Notes, 144A
3.625%	01/21/50		350	345,051
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38		250	261,562
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26(a)		414	319,910
O2 Telefonica Deutschland Finanzierungs GmbH,
Gtd. Notes
1.750%	07/05/25	EUR	400	452,031
				5,971,552
Ireland — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		1,250	1,057,874
4.625%	07/01/22		1,200	1,030,159
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		1,000	960,587
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland (cont’d.)
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		300	$ 236,396
				3,285,016
Italy — 0.3%
Societa Iniziative Autostradali e Servizi SpA,
Sr. Sec’d. Notes, EMTN
3.375%	02/13/24	EUR	450	516,982
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24	EUR	450	496,205
UniCredit SpA,
Jr. Sub. Notes
8.000%(ff)	—(rr)		250	215,477
				1,228,664
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		235	235,256
3.751%	07/18/39		600	607,457
				842,713
Luxembourg — 0.4%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	300	326,453
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	450	495,244
3.250%	11/13/28	EUR	450	496,388
				1,318,085
Mexico — 0.6%
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		680	587,162
5.500%	10/31/46		305	248,168
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		310	263,349
5.500%	10/31/46		200	162,733
5.500%	07/31/47		300	252,977
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27		150	110,913
Gtd. Notes, 144A
5.950%	01/28/31		30	20,661
6.950%	01/28/60		10	6,654
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	400	379,755
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	381,870
				2,414,242

A3

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands — 0.8%
Cooperatieve Rabobank UA,
Sub. Notes
3.875%	07/25/23	EUR	400	$ 466,920
ING Groep NV,
Jr. Sub. Notes
6.750%(ff)	—(rr)		200	172,303
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		2,500	2,511,722
				3,150,945
Russia — 0.3%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		960	1,003,296
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37		180	230,068
				1,233,364
South Africa — 0.0%
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22		200	97,620
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes, GMTN
0.750%	09/11/22	EUR	300	321,811
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23	EUR	300	320,044
Banco Santander SA,
Sr. Unsec’d. Notes
2.706%	06/27/24(a)		600	593,350
3.306%	06/27/29		200	194,803
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	300	323,223
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.788%	03/12/29	EUR	400	443,334
				2,196,565
Switzerland — 1.2%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.250%(ff)	—(rr)		200	182,428
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25		600	571,046
3.869%(ff)	01/12/29		750	756,981
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		450	427,068
4.125%	03/12/24		475	444,054
4.625%	04/29/24		550	517,313
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		500	471,735
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
4.892%	04/24/25		450	$ 417,640
5.182%	04/24/28		250	212,982
UBS Group AG,
Jr. Sub. Notes, 144A
7.000%(ff)	—(rr)		700	653,404
				4,654,651
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Sr. Unsec’d. Notes
8.125%	03/28/24		350	335,225
United Kingdom — 2.9%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	200	279,544
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	100	120,321
6.125%(ff)	07/05/43	EUR	150	180,433
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		450	476,213
Sub. Notes, EMTN
10.000%	05/21/21	GBP	400	527,013
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		300	302,317
BAT Capital Corp.,
Gtd. Notes
5.282%	04/02/50		350	350,762
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		50	49,128
BP Capital Markets PLC,
Gtd. Notes
3.723%	11/28/28(a)		400	417,165
3.814%	02/10/24		150	155,644
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.125%	12/04/28(a)		600	668,529
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25(a)		1,750	1,792,847
4.950%	03/31/30		250	275,814
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63	GBP	100	122,631
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30(a)		350	356,710
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		250	248,372
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		250	253,189
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23(a)		750	752,663

A4

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
3.875%	09/12/23		250	$ 252,361
4.519%(ff)	06/25/24(a)		550	558,830
Santander UK PLC,
Sr. Unsec’d. Notes
2.875%	06/18/24(a)		1,300	1,299,775
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	650	857,212
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		750	780,925
				11,078,398
United States — 19.8%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50		100	111,515
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24(a)		1,050	1,059,205
4.050%	11/21/39		500	521,695
4.250%	11/21/49		550	590,382
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24		94	92,641
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		100	101,762
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		1,350	1,218,011
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
7.500%	03/15/26		606	653,830
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31		400	371,341
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		100	97,154
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25		96	76,924
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		800	516,549
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		108	78,543
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30		200	211,714
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/14/39	EUR	450	412,289
3.000%	06/30/22		150	150,474
3.400%	05/15/25		50	51,905
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.950%	01/15/25	200	$ 210,779
4.100%	02/15/28	650	682,129
4.350%	03/01/29(a)	350	376,656
4.350%	06/15/45	150	157,428
4.750%	05/15/46	50	55,323
4.850%	07/15/45	50	55,502
5.450%	03/01/47	50	60,319
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	560	559,071
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	500	535,351
4.083%(ff)	03/20/51	350	395,485
5.875%	02/07/42(a)	600	841,144
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	86	90,524
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	50	54,064
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25(a)	492	444,790
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	1,000	992,922
3.363%	06/06/24	1,550	1,548,518
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	50	56,546
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27	100	100,203
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/26/49	25	31,619
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	250	247,580
3.625%	01/15/24	250	247,206
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22	1,500	1,484,685
3.625%	10/15/24(a)	1,450	1,421,870
4.250%	04/15/26	1,500	1,505,764
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	96	90,608
Carrier Global Corp.,
Gtd. Notes, 144A
2.493%	02/15/27	650	613,654
2.722%	02/15/30	50	45,908
3.377%	04/05/40	250	219,067
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)	433	473,724

A5

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		550	$ 567,846
4.800%	03/01/50		500	523,834
4.908%	07/23/25		200	214,971
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)		622	528,093
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27	EUR	100	101,801
1.400%	06/15/31	EUR	150	148,991
1.550%	03/15/28	EUR	600	636,884
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		532	542,755
Sr. Unsec’d. Notes
2.400%	03/15/30		150	142,003
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)		364	366,275
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		950	925,908
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.412%(ff)	03/31/31		400	440,111
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
5.875%	06/01/27		410	248,851
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30		300	325,013
3.750%	04/01/40		125	138,149
5.650%	06/15/35		600	802,630
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)		476	435,845
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		396	297,032
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.300%	07/01/30		50	49,590
4.150%	07/01/50		50	49,450
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50		50	52,190
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50		150	155,369
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		1,000	993,193
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50		50	$ 58,101
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		450	465,936
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		50	32,044
5.850%	12/15/25		100	81,431
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	250	247,100
0.750%	09/18/31	EUR	600	576,855
2.600%	11/15/29		200	199,539
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		100	66,779
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		850	690,593
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		400	411,037
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		500	494,975
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		500	504,174
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		550	589,276
4.725%	11/15/28		850	931,320
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.022%	08/28/23		450	461,955
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27		88	90,869
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29		100	84,597
5.500%	06/01/27		200	175,206
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24		94	78,607
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		450	444,609
3.750%	02/15/25		200	201,153
4.150%	10/16/28		150	150,358
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		700	505,864
Expedia Group, Inc.,
Gtd. Notes, Series WI
3.250%	02/15/30		850	693,766

A6

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	300	$ 325,480
1.500%	05/21/27	EUR	550	589,424
2.602%	05/21/25	GBP	200	249,126
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	512,699
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30		100	99,799
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24(a)		200	207,573
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25		600	603,991
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50		100	123,244
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		150	147,544
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		450	447,447
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32(a)		250	298,310
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30		250	249,500
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.650%	01/17/29		150	129,762
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		104	75,510
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		250	240,149
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		298	264,068
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)		800	819,688
Sr. Sec’d. Notes
5.250%	04/15/25		300	314,118
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26		100	98,629
4.250%	11/15/23		229	223,914
Hertz Corp. (The),
Gtd. Notes, 144A
6.000%	01/15/28(a)		424	221,510
HLF Financing Sarl LLC/Herbalife International, Inc.,
Gtd. Notes, 144A
7.250%	08/15/26		94	79,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	300	$ 315,838
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	468	411,616
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	300	264,137
Sr. Unsec’d. Notes
3.300%	04/01/26	400	419,549
3.882%(ff)	07/24/38	750	838,020
4.023%(ff)	12/05/24	450	476,215
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.085%	05/25/48	25	31,160
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	50	50,110
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	20	20,052
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
7.000%	04/15/25(a)	675	598,821
Kroger Co. (The),
Sr. Unsec’d. Notes
3.950%	01/15/50(a)	450	466,440
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	218	168,545
Laredo Petroleum, Inc.,
Gtd. Notes
9.500%	01/15/25	1,000	400,910
Level 3 Financing, Inc.,
Gtd. Notes
5.625%	02/01/23	950	946,769
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24(a)	488	423,045
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/50	50	60,227
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26	428	374,469
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28	350	334,979
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	100	102,882
6.750%	12/31/25(a)	539	549,406
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	75	83,465

A7

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.500%	07/02/39	EUR	100	$ 100,887
1.625%	03/07/31	EUR	400	439,010
2.250%	03/07/39	EUR	200	226,027
Gtd. Notes, EMTN
0.250%	07/02/25	EUR	350	366,205
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26		564	484,940
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24		10	10,521
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23		450	415,791
Morgan Stanley,
Sr. Unsec’d. Notes
5.597%(ff)	03/24/51		250	344,953
Sr. Unsec’d. Notes, EMTN
0.637%(ff)	07/26/24	EUR	400	422,461
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	100	111,153
3.700%	10/23/24		950	1,001,992
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		600	627,803
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		250	177,573
5.500%	02/15/49		100	86,008
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		450	415,492
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		95	59,217
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		92	90,077
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23		402	139,763
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50		150	163,664
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		950	967,514
5.250%	05/01/50		50	67,138
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26		450	238,538
6.450%	09/15/36		150	71,421
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40		350	349,798
3.600%	04/01/50		350	349,688
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
3.850%	04/01/60		350	$ 352,147
Otis Worldwide Corp.,
Gtd. Notes, 144A
3.112%	02/15/40		400	377,108
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25		370	347,715
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27		420	366,504
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.625%	03/19/50		250	294,372
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)		504	502,046
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26		100	80,390
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	600	538,853
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27		370	312,072
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24		950	966,995
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		750	711,191
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27		460	410,617
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		92	95,581
7.000%	08/15/20		1,300	1,306,567
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)		392	300,869
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		487	455,710
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		150	103,518
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50		250	271,437
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23		81	51,018
TEGNA, Inc.,
Gtd. Notes, 144A
5.000%	09/15/29(a)		338	304,494

A8

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
0.875%	10/01/31	EUR	400	$ 379,907
2.375%	04/15/32	EUR	150	165,607
4.497%	03/25/30		100	112,676
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	450	392,441
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25		94	89,281
Gtd. Notes, 144A
5.500%	11/15/27		1,050	943,636
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27		334	297,079
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50		50	65,294
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28(a)		277	306,097
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		692	606,118
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26		96	61,847
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		150	135,373
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25		750	733,497
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		550	567,866
4.000%	03/22/50		200	235,955
4.329%	09/21/28		203	232,187
5.012%	04/15/49(a)		450	607,140
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		596	356,573
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30		250	249,637
2.700%	04/15/40		100	99,264
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23(a)		700	706,594
Walt Disney Co. (The),
Gtd. Notes
4.700%	03/23/50		25	32,524
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51		25	31,697
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30(a)		350	$ 153,625
4.750%	08/15/28		200	94,428
5.300%	03/01/48		50	19,779
5.450%	04/01/44		50	18,671
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	950	915,252
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		96	58,560
				75,040,793
Venezuela — 0.1%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		1,800	108,000
6.000%	10/28/22(d)		6,730	336,500
				444,500

Total Corporate Bonds (cost $153,123,214)				142,238,102
Residential Mortgage-Backed Securities — 6.5%
United Kingdom — 1.9%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.551%(c)	08/20/56	GBP	392	482,267
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.609%(c)	11/15/49	GBP	957	1,180,943
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.210%(c)	03/12/54	GBP	2,193	2,651,624
Ripon Mortgages PLC,
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.551%(c)	08/20/56	GBP	339	410,729
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, 3 Month Sterling Overnight Index Average + 1.200% (Cap N/A, Floor 0.000%)
1.911%(c)	05/25/51	GBP	1,668	1,971,646
Tower Bridge Funding No.1 PLC,
Series 1, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.537%(c)	03/20/56	GBP	563	682,856
				7,380,065
United States — 4.6%
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.056%(cc)	04/25/37		707	584,373

A9

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
3.347%(c)	04/25/31	908	$ 776,396
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.247%(c)	08/25/31	1,454	1,203,576
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.097%(c)	09/25/31	197	161,188
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.197%(c)	07/25/30	725	626,048
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.097%(c)	10/25/30	370	307,509
Fannie Mae REMICS,
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.153%(c)	10/25/46	5,701	1,038,829
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
5.245%(c)	10/15/41	5,123	818,026
Series 4059, Class SP, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
5.845%(c)	06/15/42	1,264	235,807
Series 4248, Class S, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.295%(c)	09/15/43	558	89,286
Series 4286, Class SN, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.295%(c)	12/15/43	11,028	1,601,869
Series 4320, Class SD, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.395%(c)	07/15/39	1,011	192,127
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
5.747%(c)	05/25/28	1,370	1,288,737
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.947%(c)	12/25/28	398	377,486
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
4.747%(c)	03/25/29	400	370,950
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	01/25/50	1,538	992,008
Government National Mortgage Assoc.,
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.277%(c)	08/20/43	2,058	322,115
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
4.827%(c)	08/20/44	5,848	$ 963,382
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
4.895%(c)	10/16/44	2,837	542,112
Series 2016-109, Class IH, IO
4.000%	10/20/45	1,349	132,298
Series 2018-105, Class SC, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	08/20/48	536	75,673
Series 2018-139, Class SQ, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.377%(c)	10/20/48	1,016	144,627
Series 2019-0001, Class SN, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.277%(c)	01/20/49	737	100,919
Series 2019-0004, Class SJ, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.277%(c)	01/20/49	1,176	171,301
Series 2019-0006, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.277%(c)	01/20/49	361	49,323
Series 2019-0020, Class SF, IO, 1 Month LIBOR x (1.000) + 3.790% (Cap 3.790%, Floor 0.000%)
3.017%(c)	02/20/49	1,633	120,149
Series 2019-0069, Class S, IO, 1 Month LIBOR x (1.000) + 3.270% (Cap 3.270%, Floor 0.000%)
2.497%(c)	06/20/49	1,244	97,609
Series 2019-0078, Class SE, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	06/20/49	504	70,709
Series 2019-0097, Class SC, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	08/20/49	1,005	134,584
Series 2019-0151, Class IA, IO
3.500%	12/20/49	1,612	197,975
Series 2019-0151, Class NI, IO
3.500%	10/20/49	3,387	318,882
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
1.387%(c)	06/25/45	1,236	968,392
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
1.107%(c)	03/25/37	194	175,959
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.177%(c)	07/25/46	1,311	1,182,251
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
1.177%(c)	02/25/36	146	141,056

A10

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.484%(c)	09/25/46		849	$ 730,872
				17,304,403

Total Residential Mortgage-Backed Securities (cost $27,442,475)				24,684,468
Sovereign Bonds — 33.5%
Australia — 1.0%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 139
3.250%	04/21/25	AUD	5,155	3,617,669
Austria — 0.4%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
2.100%	09/20/17	EUR	840	1,595,453
Belgium — 0.3%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	570	1,074,262
Canada — 0.9%
Canadian Government Bond,
Bonds
2.750%	12/01/48	CAD	1,050	1,000,923
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,380	2,273,445
				3,274,368
China — 1.4%
China Government Bond,
Bonds, Series 1824
4.080%	10/22/48	CNH	11,240	1,794,461
Bonds, Series 1827
3.250%	11/22/28	CNH	10,590	1,556,227
Bonds, Series 1906
3.290%	05/23/29	CNH	7,410	1,098,454
Bonds, Series 1915
3.130%	11/21/29	CNH	6,260	923,381
				5,372,523
Denmark — 0.3%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	4,255	1,171,574
Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	129,721
6.400%	06/05/49		830	723,807
				853,528
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		330	$ 91,432
8.875%	10/23/27		320	86,799
				178,231
Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A
4.550%	11/20/23		270	240,295
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	100	96,166
				336,461
Germany — 1.1%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
2.500%	08/15/46	EUR	2,320	4,270,137
Indonesia — 0.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		200	217,929
Indonesia Treasury Bond,
Bonds, Series 73
8.750%	05/15/31	IDR	16,723,000	1,063,772
				1,281,701
Ireland — 0.4%
Ireland Government Bond,
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,622,586
Israel — 0.2%
Israel Government Bond,
Bonds, Series 825
1.750%	08/31/25	ILS	2,680	797,524
Italy — 1.7%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A
2.800%	03/01/67	EUR	2,050	2,386,208
Italy Certificati di Credito del Tesoro,
Bonds, 6 Month EURIBOR + 1.850%
1.526%(c)	01/15/25	EUR	3,720	4,196,901
				6,583,109
Japan — 13.9%
Japan Government Five Year Bond,
Bonds, Series 135
0.100%	03/20/23	JPY	682,200	6,392,363
Bonds, Series 141
0.100%	09/20/24	JPY	79,000	742,007
Japan Government Forty Year Bond,
Bonds, Series 8
1.400%	03/20/55	JPY	161,400	1,970,537
Japan Government Thirty Year Bond,
Bonds, Series 48
1.400%	09/20/45	JPY	228,900	2,650,228

A11

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 58
0.800%	03/20/48	JPY	159,350	$ 1,630,552
Japan Government Twenty Year Bond,
Bonds, Series 152
1.200%	03/20/35	JPY	1,867,900	19,764,412
Bonds, Series 162
0.600%	09/20/37	JPY	198,100	1,935,707
Japan Government Two Year Bond,
Bonds, Series 410
0.100%	03/01/22	JPY	882,800	8,251,521
Japanese Government CPI Linked Bond,
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	118,926	1,105,481
Bonds, Series 24
0.100%	03/10/29	JPY	879,270	8,153,717
				52,596,525
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,090	1,328,528
Romania — 0.1%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	70	69,382
3.375%	01/28/50	EUR	260	256,645
				326,027
Singapore — 0.6%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	2,870	2,138,679
South Korea — 1.2%
Inflation Linked Korea Treasury Bond,
Bonds, Series 2606
1.000%	06/10/26	KRW	1,964,835	1,617,631
Korea Treasury Bond,
Bonds, Series 2906
1.875%	06/10/29	KRW	735,370	619,630
Bonds, Series 2912
1.375%	12/10/29	KRW	2,821,770	2,280,723
				4,517,984
Spain — 1.5%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	550	931,492
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	4,140	4,897,612
				5,829,104
Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.850%	11/03/25		200	119,971
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Supranational Bank — 0.4%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	1,100	$ 1,504,472
Switzerland — 0.1%
Swiss Confederation Government Bond,
Bonds
4.000%	04/08/28	CHF	300	424,597
Thailand — 2.0%
Thailand Government Bond,
Bonds
2.400%	12/17/23	THB	108,600	3,480,977
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,589,857
3.650%	06/20/31	THB	16,860	614,811
				7,685,645
Ukraine — 0.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	600	530,122
United Kingdom — 4.7%
United Kingdom Gilt,
Bonds
1.750%	01/22/49	GBP	1,190	1,832,363
3.500%	07/22/68	GBP	460	1,238,993
4.250%	12/07/46	GBP	1,860	4,209,141
4.500%	09/07/34	GBP	5,570	10,649,929
				17,930,426

Total Sovereign Bonds (cost $120,649,974)				126,961,206
U.S. Government Agency Obligations — 24.1%
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		14	14,953
4.000%	02/01/41		47	50,893
4.000%	02/01/41		75	81,258
4.000%	11/01/41		9	9,819
Federal National Mortgage Assoc.
2.500%	TBA(tt)		23,000	23,833,750
4.500%	06/01/45		630	687,388
4.500%	09/01/48		812	888,826
5.000%	TBA(tt)		10,000	10,798,047
5.000%	02/01/23		61	65,832
5.000%	11/01/23		123	132,845
5.000%	08/01/31		16	17,499
5.000%	08/01/44		26	27,913
Government National Mortgage Assoc.
2.500%	TBA(tt)		15,000	15,677,344
4.000%	TBA		2,000	2,124,801
4.000%	05/20/45		44	48,056
4.000%	07/20/45		3,077	3,353,276
4.000%	10/20/45		40	43,806
4.500%	TBA(tt)		15,000	15,921,680
4.500%	11/20/47		603	651,806
4.500%	05/20/48		1,907	2,042,237
5.000%	TBA(tt)		10,000	10,632,812

A12

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	09/20/48	1,099	$ 1,182,233
5.000%	11/20/48	2,888	3,097,480

Total U.S. Government Agency Obligations (cost $89,550,475)			91,384,554

Total Long-Term Investments (cost $446,392,761)			438,480,928

Shares
Short-Term Investments — 5.3%
Affiliated Mutual Fund — 5.3%
PGIM Institutional Money Market Fund (cost $19,920,988; includes $19,895,426 of cash collateral for securities on loan)(b)(w)	19,929,662	19,897,775

Options Purchased*~ — 0.0%
(cost $175,406)	316

Total Short-Term Investments (cost $20,096,394)	19,898,091

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—121.0% (cost $466,489,155)	458,379,019

Options Written*~ — (0.2)%
(premiums received $987,615)	(699,342)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—120.8% (cost $465,501,540)	457,679,677

Liabilities in excess of other assets(z) — (20.8)%	(78,763,750)

Net Assets — 100.0%	$ 378,915,927

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,600,951; cash collateral of $19,895,426 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.

A13

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 73,000,000 is 19.3% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 06/11/30	Put	Deutsche Bank AG	06/09/20	1.99%	3 Month LIBOR(Q)	1.99%(S)	3,700	$316
10-Year Interest Rate Swap, 05/12/31	Put	JPMorgan Chase Bank, N.A.	04/08/20	1.77%	3 Month LIBOR(Q)	1.77%(S)	11,400	—
Total Options Purchased (cost $175,406)								$316
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 03/29/22	Call	Bank of America, N.A.	03/25/21	(0.39)%	3 Month EURIBOR(Q)	(0.39)%(A)	EUR	16,900	$ (20,224)
1-Year Interest Rate Swap, 03/29/22	Call	JPMorgan Chase Bank, N.A.	03/25/21	(0.39)%	3 Month EURIBOR(Q)	(0.39)%(A)	EUR	4,360	(5,218)
1-Year Interest Rate Swap, 03/29/22	Call	JPMorgan Chase Bank, N.A.	03/25/21	(0.39)%	3 Month EURIBOR(Q)	(0.39)%(A)	EUR	6,850	(8,197)
1-Year Interest Rate Swap, 03/29/22	Call	Barclays Bank PLC	03/25/21	(0.34)%	3 Month EURIBOR(Q)	(0.34)%(A)	EUR	17,870	—
1-Year Interest Rate Swap, 03/29/22	Call	Barclays Bank PLC	03/25/21	(0.34)%	3 Month EURIBOR(Q)	(0.34)%(A)	EUR	17,870	—
5-Year Interest Rate Swap, 05/29/25	Call	Barclays Bank PLC	05/27/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	9,070	(14,052)
5-Year Interest Rate Swap, 05/29/25	Call	Barclays Bank PLC	05/27/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	9,080	(14,068)
5-Year Interest Rate Swap, 05/29/25	Call	UBS AG	05/27/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	620	(961)
5-Year Interest Rate Swap, 05/29/25	Call	Barclays Bank PLC	05/27/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	11,890	(14,961)
5-Year Interest Rate Swap, 06/30/25	Call	Barclays Bank PLC	06/26/20	(0.40)%	6 Month EURIBOR(S)	(0.40)%(A)	EUR	5,840	(6,707)
A14

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 06/30/25	Call	JPMorgan Chase Bank, N.A.	06/26/20	(0.40)%	6 Month EURIBOR(S)	(0.40)%(A)	EUR	9,210	$ (13,459)
5-Year Interest Rate Swap, 06/30/25	Call	JPMorgan Chase Bank, N.A.	06/26/20	(0.40)%	6 Month EURIBOR(S)	(0.40)%(A)	EUR	6,190	(9,046)
5-Year Interest Rate Swap, 08/17/25	Call	JPMorgan Chase Bank, N.A.	08/13/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	20,670	(60,192)
5-Year Interest Rate Swap, 08/17/25	Call	Morgan Stanley & Co. International PLC	08/13/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	20,670	(47,145)
10-Year Interest Rate Swap, 08/31/30	Call	UBS AG	08/27/20	(0.26)%	6 Month EURIBOR(S)	(0.26)%(A)	EUR	5,320	(36,097)
10-Year Interest Rate Swap, 08/31/30	Call	UBS AG	08/27/20	(0.26)%	6 Month EURIBOR(S)	(0.26)%(A)	EUR	1,720	(11,670)
10-Year Interest Rate Swap, 10/02/30	Call	Deutsche Bank AG	09/30/20	0.40%	3 Month LIBOR(Q)	0.40%(S)		9,700	(105,539)
10-Year Interest Rate Swap, 10/02/30	Call	Deutsche Bank AG	09/30/20	0.40%	3 Month LIBOR(Q)	0.40%(S)		9,700	(105,539)
10-Year Interest Rate Swap, 07/06/31	Call	UBS AG	07/02/21	0.38%	6 Month EURIBOR(S)	0.38%(A)	EUR	2,460	(111,030)
1-Year Interest Rate Swap, 03/29/22	Put	Bank of America, N.A.	03/25/21	(0.39)%	(0.39)%(A)	3 Month EURIBOR(Q)	EUR	16,900	(17,291)
1-Year Interest Rate Swap, 03/29/22	Put	JPMorgan Chase Bank, N.A.	03/25/21	(0.39)%	(0.39)%(A)	3 Month EURIBOR(Q)	EUR	4,360	(4,461)
1-Year Interest Rate Swap, 03/29/22	Put	JPMorgan Chase Bank, N.A.	03/25/21	(0.39)%	(0.39)%(A)	3 Month EURIBOR(Q)	EUR	6,850	(7,009)
1-Year Interest Rate Swap, 06/11/22	Put	Deutsche Bank AG	06/09/20	1.89%	1.89%(S)	3 Month LIBOR(Q)		33,300	—
5-Year Interest Rate Swap, 05/29/25	Put	Barclays Bank PLC	05/27/20	(0.10)%	(0.10)%(A)	6 Month EURIBOR(S)	EUR	9,070	(15,889)
5-Year Interest Rate Swap, 05/29/25	Put	Barclays Bank PLC	05/27/20	(0.10)%	(0.10)%(A)	6 Month EURIBOR(S)	EUR	9,080	(15,906)
5-Year Interest Rate Swap, 05/29/25	Put	UBS AG	05/27/20	(0.10)%	(0.10)%(A)	6 Month EURIBOR(S)	EUR	620	(1,086)
5-Year Interest Rate Swap, 05/29/25	Put	Barclays Bank PLC	05/27/20	(0.10)%	(0.10)%(A)	6 Month EURIBOR(S)	EUR	11,890	(16,703)
A15

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 04/14/30	Put	JPMorgan Chase Bank, N.A.	04/08/20	2.02%	2.02%(S)	3 Month LIBOR(Q)		17,100	$ —
10-Year Interest Rate Swap, 06/11/30	Put	Deutsche Bank AG	06/09/20	2.24%	2.24%(S)	3 Month LIBOR(Q)		3,700	(41)
10-Year Interest Rate Swap, 07/06/31	Put	UBS AG	07/02/21	0.38%	0.38%(A)	6 Month EURIBOR(S)	EUR	2,460	(36,851)
Total Options Written (premiums received $987,615)									$(699,342)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	90 Day Euro Dollar	Jun. 2020	$ 2,486,875	$ 30,343
1	90 Day Euro Dollar	Dec. 2020	249,150	4,068
132	5 Year Euro-Bobl	Jun. 2020	19,684,250	(132,681)
24	10 Year Canadian Government Bonds	Jun. 2020	2,509,316	30,987
49	10 Year Euro-Bund	Jun. 2020	9,322,803	(25,055)
286	10 Year U.S. Treasury Notes	Jun. 2020	39,664,625	658,924
5	10 Year U.S. Ultra Treasury Notes	Jun. 2020	780,156	(3,190)
3	20 Year U.S. Treasury Bonds	Jun. 2020	537,188	1,119
57	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	12,646,875	295,207
85	Euro-OAT	Jun. 2020	15,675,352	(438,819)
9	Short Euro-BTP	Jun. 2020	1,107,356	(8,550)
127	Swedish Krona Currency	Jul. 2020	52,889,147	442,920
				855,273
Short Positions:
127	30 Day Federal Funds	Jul. 2020	52,889,147	(443,320)
199	2 Year U.S. Treasury Notes	Jun. 2020	43,856,180	17,519
25	3 Year Australian Treasury Bonds	Jun. 2020	1,800,845	(5,832)
155	5 Year U.S. Treasury Notes	Jun. 2020	19,430,704	(269,789)
5	10 Year Australian Treasury Bonds	Jun. 2020	463,203	(8,016)
6	10 Year Japanese Bonds	Jun. 2020	8,513,555	(37,594)
53	10 Year U.K. Gilt	Jun. 2020	8,965,565	(174,151)
43	30 Year Euro Buxl	Jun. 2020	9,954,445	368,127
				(553,056)
				$ 302,217
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/20	Morgan Stanley & Co. International PLC	AUD	6,604	$ 3,819,298	$ 4,062,640	$ 243,342	$ —
A16

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	3,513	$ 2,299,769	$ 2,161,190	$ —	$ (138,579)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	3,280	2,150,870	2,018,064	—	(132,806)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	749	447,294	460,659	13,365	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	448	262,685	275,478	12,793	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	393	227,784	241,843	14,059	—
Brazilian Real,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	3,014	635,294	580,065	—	(55,229)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,538	320,845	295,948	—	(24,897)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,480	317,140	284,850	—	(32,290)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,453	321,241	279,521	—	(41,720)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,436	318,886	276,412	—	(42,474)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,434	318,886	275,910	—	(42,976)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,257	251,179	241,811	—	(9,368)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,253	245,001	241,144	—	(3,857)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,169	230,070	224,899	—	(5,171)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	516	101,370	99,049	—	(2,321)
British Pound,
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	3,747	4,361,853	4,657,285	295,432	—
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	2,641	3,438,102	3,282,983	—	(155,119)
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	1,642	1,967,720	2,040,458	72,738	—
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	805	975,935	1,000,564	24,629	—
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	356	419,673	442,987	23,314	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	3,137	4,023,248	3,901,493	—	(121,755)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	442	516,856	549,526	32,670	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	365	453,186	453,726	540	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	305	394,447	379,594	—	(14,853)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	221	259,424	274,905	15,481	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	200	233,470	248,645	15,175	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	192	221,813	238,441	16,628	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	192	222,856	238,441	15,585	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	184	227,248	228,755	1,507	—
Canadian Dollar,
Expiring 04/23/20	Morgan Stanley & Co. International PLC	CAD	17,604	12,092,777	12,512,581	419,804	—
Expiring 04/23/20	Morgan Stanley & Co. International PLC	CAD	4,480	3,173,344	3,184,405	11,061	—
Expiring 04/23/20	Morgan Stanley & Co. International PLC	CAD	784	590,289	557,252	—	(33,037)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	2,906	2,000,000	2,066,195	66,195	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	875	640,036	622,183	—	(17,853)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	875	642,116	622,123	—	(19,993)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	874	631,263	621,239	—	(10,024)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	872	634,816	620,407	—	(14,409)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	827	575,653	587,839	12,186	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	432	316,450	307,100	—	(9,350)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	421	308,147	299,584	—	(8,563)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	413	293,007	294,005	998	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	412	295,318	292,844	—	(2,474)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	329	228,265	233,773	5,508	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	314	223,261	223,412	151	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	305	215,643	217,226	1,583	—
Chilean Peso,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	CLP	642,639	747,985	751,898	3,913	—
Chinese Renminbi,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	10,729	1,516,638	1,512,423	—	(4,215)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	10,398	1,485,532	1,465,711	—	(19,821)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	10,228	1,450,060	1,441,722	—	(8,338)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	7,155	1,002,802	1,008,588	5,786	—
A17

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CNH	5,027	$ 720,855	$ 708,158	$ —	$ (12,697)
Colombian Peso,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	7,713,866	2,262,662	1,898,034	—	(364,628)
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	658,286	161,108	161,975	867	—
Expiring 05/08/20	Morgan Stanley & Co. International PLC	COP	2,425,790	705,951	595,549	—	(110,402)
Czech Koruna,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CZK	15,007	644,221	604,440	—	(39,781)
Euro,
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	4,796	5,349,937	5,298,648	—	(51,289)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	3,135	3,453,714	3,463,415	9,701	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	1,874	2,010,961	2,070,432	59,471	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	1,472	1,604,604	1,626,000	21,396	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	1,182	1,293,208	1,306,355	13,147	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	842	947,707	930,258	—	(17,449)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	837	914,443	924,529	10,086	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	816	895,291	901,603	6,312	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	631	699,595	697,141	—	(2,454)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	594	641,147	656,585	15,438	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	425	459,280	469,548	10,268	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	8,911	10,047,175	9,857,677	—	(189,498)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,134	1,269,197	1,254,649	—	(14,548)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,120	1,265,325	1,239,404	—	(25,921)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,083	1,212,772	1,197,728	—	(15,044)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	612	685,431	676,916	—	(8,515)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	561	635,602	620,954	—	(14,648)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	525	589,223	580,320	—	(8,903)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	518	558,226	572,942	14,716	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	481	520,999	532,374	11,375	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	481	518,390	532,018	13,628	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	458	494,146	506,760	12,614	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	421	478,808	465,872	—	(12,936)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	274	303,364	302,600	—	(764)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	223	241,168	247,004	5,836	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	213	231,547	235,638	4,091	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	213	231,326	235,638	4,312	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	30	33,531	33,510	—	(21)
Hungarian Forint,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	213,819	650,777	654,940	4,163	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	91,157	294,887	279,220	—	(15,667)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	91,154	294,738	279,209	—	(15,529)
Indian Rupee,
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	44,436	592,370	583,364	—	(9,006)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	44,208	589,000	580,374	—	(8,626)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	44,185	589,000	580,075	—	(8,925)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	147,857	2,044,055	1,940,310	—	(103,745)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	77,474	1,062,891	1,016,686	—	(46,205)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	53,589	689,000	703,241	14,241	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	23,648	317,325	310,327	—	(6,998)
Indonesian Rupiah,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	68,015,169	4,951,419	4,186,322	—	(765,097)
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	33,331,160	2,035,615	2,051,527	15,912	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	15,700,123	1,099,372	966,340	—	(133,032)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	37,289,754	2,675,594	2,266,534	—	(409,060)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	4,609,513	327,939	280,174	—	(47,765)
Expiring 06/08/20	Morgan Stanley & Co. International PLC	IDR	9,747,774	676,835	591,152	—	(85,683)
A18

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	2,635	$ 733,703	$ 746,745	$ 13,042	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	2,247	611,935	636,857	24,922	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	2,231	642,790	632,347	—	(10,443)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	2,190	576,089	620,884	44,795	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,972	536,909	559,022	22,113	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,177	338,029	333,580	—	(4,449)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,140	316,147	323,084	6,937	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,123	321,804	318,386	—	(3,418)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,123	317,028	318,287	1,259	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,122	292,986	318,158	25,172	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,107	318,717	313,885	—	(4,832)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,104	319,047	313,007	—	(6,040)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,103	321,113	312,677	—	(8,436)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,102	320,763	312,491	—	(8,272)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,100	322,086	311,831	—	(10,255)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,098	299,742	311,236	11,494	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,096	321,954	310,682	—	(11,272)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,093	300,034	309,881	9,847	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,092	294,890	309,661	14,771	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,025	294,989	290,650	—	(4,339)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	937	267,341	265,588	—	(1,753)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	813	222,339	230,463	8,124	—
Japanese Yen,
Expiring 04/30/20	Morgan Stanley & Co. International PLC	JPY	2,288,766	20,644,209	21,320,533	676,324	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	JPY	592,581	5,410,927	5,520,068	109,141	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	JPY	296,814	2,703,405	2,764,915	61,510	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	JPY	126,146	1,172,409	1,175,088	2,679	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	646,334	6,180,166	6,030,993	—	(149,173)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	131,255	1,253,546	1,224,747	—	(28,799)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	57,369	522,838	535,314	12,476	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	57,200	537,200	533,735	—	(3,465)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	53,037	499,340	494,888	—	(4,452)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	25,443	230,204	237,407	7,203	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	24,690	224,879	230,385	5,506	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	24,248	225,117	226,256	1,139	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	23,990	223,055	223,854	799	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	23,985	223,055	223,803	748	—
Mexican Peso,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	33,286	1,546,657	1,387,035	—	(159,622)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	13,553	640,342	564,772	—	(75,570)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	13,303	600,156	554,338	—	(45,818)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	6,807	320,143	283,668	—	(36,475)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	6,648	311,023	277,012	—	(34,011)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	6,370	256,571	265,427	8,856	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,517	225,356	229,880	4,524	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,261	223,261	219,223	—	(4,038)
New Taiwanese Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	86,994	2,876,778	2,883,802	7,024	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	57,681	1,915,000	1,912,096	—	(2,904)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	49,806	1,667,198	1,651,041	—	(16,157)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	41,384	1,379,540	1,371,871	—	(7,669)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	34,140	1,132,711	1,131,722	—	(989)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	20,628	689,600	683,808	—	(5,792)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	20,025	665,405	663,809	—	(1,596)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	15,814	523,980	524,217	237	—
A19

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	16,027	$ 533,192	$ 531,518	$ —	$ (1,674)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	10,143	337,449	336,401	—	(1,048)
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	2,001	1,251,059	1,193,281	—	(57,778)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,020	648,282	608,420	—	(39,862)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,020	647,836	608,420	—	(39,416)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,004	617,739	598,885	—	(18,854)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	766	448,721	456,956	8,235	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	534	336,512	318,592	—	(17,920)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	487	294,454	290,535	—	(3,919)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	479	286,733	285,550	—	(1,183)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	419	249,076	249,954	878	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	378	223,360	225,323	1,963	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	378	225,137	225,419	282	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	378	224,199	225,419	1,220	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	32	18,301	18,866	565	—
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	92,073	9,696,522	8,858,810	—	(837,712)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	5,949	643,086	572,374	—	(70,712)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	3,640	380,113	350,207	—	(29,906)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	3,466	302,737	333,499	30,762	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	3,115	261,148	299,702	38,554	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	2,379	225,117	228,858	3,741	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	1,960	187,000	188,576	1,576	—
Polish Zloty,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	PLN	118	30,940	28,413	—	(2,527)
Russian Ruble,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	200,065	2,896,240	2,542,300	—	(353,940)
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	34,624	475,807	439,978	—	(35,829)
South African Rand,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	10,503	630,735	581,218	—	(49,517)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	5,172	312,886	286,219	—	(26,667)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,465	256,993	247,095	—	(9,898)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,956	223,272	218,914	—	(4,358)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,870	219,226	214,173	—	(5,053)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,863	219,226	213,751	—	(5,475)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,837	219,226	212,365	—	(6,861)
South Korean Won,
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	1,805,021	1,518,713	1,482,369	—	(36,344)
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	1,429,448	1,149,000	1,173,930	24,930	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	812,429	655,766	667,205	11,439	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	545,586	444,324	448,061	3,737	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	345,787	278,789	283,977	5,188	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	KRW	4,540,164	3,673,866	3,730,398	56,532	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	KRW	2,458,397	2,023,972	2,019,927	—	(4,045)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	KRW	260,711	208,724	214,285	5,561	—
Swedish Krona,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	19,414	2,054,762	1,965,887	—	(88,875)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	7,645	816,656	774,172	—	(42,484)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	4,401	469,252	445,634	—	(23,618)
Swiss Franc,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	4,284	4,585,378	4,467,320	—	(118,058)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	626	644,205	653,019	8,814	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	594	634,913	618,993	—	(15,920)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	577	609,676	601,840	—	(7,836)
A20

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	554	$ 588,857	$ 578,037	$ —	$ (10,820)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	509	521,797	530,442	8,645	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	327	344,884	340,787	—	(4,097)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	217	225,324	225,974	650	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	73	78,227	75,764	—	(2,463)
Thai Baht,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	19,058	599,485	580,929	—	(18,556)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	11,579	358,832	352,961	—	(5,871)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	5,120	158,663	156,072	—	(2,591)
Turkish Lira,
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TRY	1,743	282,954	261,995	—	(20,959)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TRY	1,447	222,922	217,485	—	(5,437)
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	5,953	914,000	891,005	—	(22,995)
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	1,478	224,898	221,233	—	(3,665)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	TRY	2,199	354,552	328,496	—	(26,056)
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	10,212	1,639,856	1,525,191	—	(114,665)
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	4,009	645,850	598,778	—	(47,072)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	TRY	4,187	674,041	625,022	—	(49,019)
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	2,021	322,138	300,655	—	(21,483)
Expiring 06/04/20	Morgan Stanley & Co. International PLC	TRY	1,358	216,113	201,652	—	(14,461)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TRY	2,013	314,815	297,669	—	(17,146)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TRY	1,454	223,943	215,050	—	(8,893)
				$235,535,553	$231,881,579	2,865,931	(6,519,905)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/20	Morgan Stanley & Co. International PLC	AUD	11,533	$ 7,888,111	$ 7,094,856	$ 793,255	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	3,280	2,157,060	2,018,064	138,996	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	980	638,736	602,992	35,744	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	980	636,416	602,981	33,435	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	957	589,429	588,745	684	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	695	415,914	427,451	—	(11,537)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	582	335,895	358,197	—	(22,302)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	479	293,122	294,591	—	(1,469)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	478	300,354	293,880	6,474	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	389	223,653	239,449	—	(15,796)
Brazilian Real,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	2,878	639,718	553,749	85,969	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	2,578	587,592	496,073	91,519	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,713	366,141	329,673	36,468	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,493	320,841	287,263	33,578	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,491	321,213	286,852	34,361	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,298	257,110	249,748	7,362	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,297	257,110	249,563	7,547	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	1,287	257,110	247,640	9,470	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,257	250,763	241,265	9,498	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,153	224,783	221,271	3,512	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,131	222,924	217,074	5,850	—
British Pound,
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	30,439	39,459,405	37,833,427	1,625,978	—
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	415	537,729	515,819	21,910	—
A21

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/29/20	Morgan Stanley & Co. International PLC	GBP	395	$ 482,785	$ 490,538	$ —	$ (7,753)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	949	1,172,934	1,180,912	—	(7,978)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	810	955,565	1,007,466	—	(51,901)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	352	455,204	437,470	17,734	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	222	256,905	275,806	—	(18,901)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	221	259,714	274,982	—	(15,268)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	189	231,768	235,429	—	(3,661)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	189	230,405	235,429	—	(5,024)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	186	225,688	231,221	—	(5,533)
Canadian Dollar,
Expiring 04/23/20	Morgan Stanley & Co. International PLC	CAD	21,940	16,654,850	15,594,526	1,060,324	—
Expiring 04/23/20	Morgan Stanley & Co. International PLC	CAD	4,581	3,446,061	3,256,106	189,955	—
Expiring 04/23/20	Morgan Stanley & Co. International PLC	CAD	4,159	3,022,635	2,955,954	66,681	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	11,587	8,487,590	8,239,545	248,045	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	8,515	6,227,297	6,054,789	172,508	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	843	609,676	599,611	10,065	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	446	328,746	316,919	11,827	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	434	315,095	308,924	6,171	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	366	257,284	260,052	—	(2,768)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	321	226,042	228,466	—	(2,424)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	261	185,598	185,860	—	(262)
Chilean Peso,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	CLP	926,289	1,070,236	1,083,774	—	(13,538)
Chinese Renminbi,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	91,916	13,032,751	12,956,918	75,833	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	20,149	2,864,240	2,840,253	23,987	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	11,031	1,570,000	1,554,982	15,018	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CNH	6,172	881,483	870,022	11,461	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CNH	4,478	642,318	630,843	11,475	—
Expiring 06/18/20	Morgan Stanley & Co. International PLC	CNH	90,759	12,761,972	12,784,155	—	(22,183)
Expiring 06/18/20	Morgan Stanley & Co. International PLC	CNH	1,750	246,300	246,496	—	(196)
Colombian Peso,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	2,353,134	690,652	579,000	111,652	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	1,717,542	487,897	422,610	65,287	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	1,100,267	321,023	270,726	50,297	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	1,087,498	321,023	267,584	53,439	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	1,056,343	308,363	259,918	48,445	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	566,969	166,435	139,506	26,929	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	490,400	141,828	120,665	21,163	—
Expiring 05/08/20	Morgan Stanley & Co. International PLC	COP	658,286	160,685	161,614	—	(929)
Czech Koruna,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CZK	14,470	643,815	582,846	60,969	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CZK	11,803	519,020	475,390	43,630	—
Danish Krone,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	DKK	6,338	938,892	936,873	2,019	—
Euro,
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	53,313	57,848,063	58,901,026	—	(1,052,963)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	718	804,206	793,261	10,945	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	689	757,520	761,221	—	(3,701)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	307	347,375	339,062	8,313	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,398	1,578,531	1,546,712	31,819	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,119	1,256,883	1,237,920	18,963	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,064	1,192,388	1,176,658	15,730	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	1,052	1,158,124	1,163,467	—	(5,343)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	843	959,601	932,352	27,249	—
A22

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	568	$ 639,608	$ 627,806	$ 11,802	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	532	594,923	588,447	6,476	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	525	573,936	580,501	—	(6,565)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	525	571,890	580,755	—	(8,865)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	477	513,627	527,205	—	(13,578)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	404	447,479	446,899	580	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	271	295,253	299,610	—	(4,357)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	265	291,990	292,913	—	(923)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	214	235,820	236,276	—	(456)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	206	223,517	228,049	—	(4,532)
Hungarian Forint,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	1,808,356	6,049,632	5,539,100	510,532	—
Indian Rupee,
Expiring 04/16/20	Morgan Stanley & Co. International PLC	INR	149,684	2,005,545	1,965,505	40,040	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	21,960	293,254	288,302	4,952	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	21,927	292,767	287,871	4,896	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	17,123	225,273	224,797	476	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	206,276	2,756,962	2,706,939	50,023	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	47,516	641,791	623,543	18,248	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	30,729	397,494	403,250	—	(5,756)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	23,982	321,213	314,710	6,503	—
Indonesian Rupiah,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	61,605,569	4,471,949	3,791,812	680,137	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	9,502,010	639,327	584,847	54,480	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	9,478,010	690,314	583,370	106,944	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	9,036,049	643,966	556,167	87,799	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	9,022,925	632,121	555,360	76,761	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	4,779,374	332,143	294,170	37,973	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	4,549,566	321,799	280,025	41,774	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	4,537,570	322,321	279,287	43,034	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	4,535,379	322,321	279,152	43,169	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	IDR	14,109,941	1,021,349	862,888	158,461	—
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	33,331,160	2,011,658	2,025,924	—	(14,266)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	9,149,462	640,741	556,120	84,621	—
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	4,596,560	321,186	279,387	41,799	—
Israeli Shekel,
Expiring 05/13/20	Morgan Stanley & Co. International PLC	ILS	2,394	682,889	677,196	5,693	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	13,452	3,938,641	3,813,005	125,636	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	13,382	3,924,813	3,792,999	131,814	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,099	319,911	311,574	8,337	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,033	300,388	292,675	7,713	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	980	285,069	277,653	7,416	—
Japanese Yen,
Expiring 04/30/20	Morgan Stanley & Co. International PLC	JPY	8,980,013	83,105,561	83,651,494	—	(545,933)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	88,706	816,271	827,724	—	(11,453)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	62,486	586,242	583,061	3,181	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	49,666	453,711	463,441	—	(9,730)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	33,299	322,284	310,714	11,570	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	33,030	317,240	308,206	9,034	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	31,022	295,266	289,467	5,799	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	28,030	257,095	261,548	—	(4,453)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	23,976	218,883	223,718	—	(4,835)
Mexican Peso,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	14,008	576,408	583,742	—	(7,334)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	13,772	635,176	573,894	61,282	—
A23

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	12,931	$ 521,754	$ 538,862	$ —	$ (17,108)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	11,746	529,000	489,481	39,519	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	9,076	401,641	378,198	23,443	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	7,135	315,253	297,336	17,917	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	6,256	256,571	260,675	—	(4,104)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	6,231	256,571	259,654	—	(3,083)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,407	225,190	225,308	—	(118)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,390	226,120	224,621	1,499	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,337	219,226	222,410	—	(3,184)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,265	219,321	219,413	—	(92)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,123	219,322	213,469	5,853	—
New Taiwanese Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	87,123	2,915,260	2,888,071	27,189	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	43,520	1,447,102	1,442,672	4,430	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	38,088	1,281,837	1,262,607	19,230	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	24,450	821,200	810,519	10,681	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	23,397	775,145	775,609	—	(464)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	19,493	643,780	646,178	—	(2,398)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	19,052	638,883	631,580	7,303	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	17,979	599,808	596,004	3,804	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	17,895	600,720	593,226	7,494	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	10,122	334,511	335,538	—	(1,027)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	9,543	320,962	316,330	4,632	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	9,431	316,866	312,619	4,247	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	17,626	588,888	584,569	4,319	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	8,810	292,767	292,174	593	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	4,547	151,362	150,796	566	—
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	6,334	4,017,970	3,777,314	240,656	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	5,821	3,666,870	3,471,239	195,631	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,013	638,790	604,281	34,509	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,013	634,061	604,212	29,849	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	999	631,002	595,900	35,102	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	328	207,095	195,848	11,247	—
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	17,273	1,441,486	1,661,874	—	(220,388)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	6,681	616,088	642,785	—	(26,697)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	2,037	187,849	195,987	—	(8,138)
Polish Zloty,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	PLN	1,811	473,043	437,742	35,301	—
Russian Ruble,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	95,119	1,262,204	1,208,713	53,491	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	42,388	521,962	538,637	—	(16,675)
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	23,931	314,740	304,103	10,637	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	23,880	314,739	303,448	11,291	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	22,891	316,665	290,888	25,777	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	22,385	302,767	284,448	18,319	—
Singapore Dollar,
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SGD	2,812	2,082,109	1,978,608	103,501	—
South African Rand,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	15,290	938,959	846,140	92,819	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	9,936	578,163	549,840	28,323	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	5,040	295,000	278,892	16,108	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,916	292,483	272,057	20,426	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,606	261,148	254,883	6,265	—
A24

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,119	$ 230,259	$ 227,969	$ 2,290	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,058	226,120	224,597	1,523	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,053	224,943	224,279	664	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,895	221,951	215,525	6,426	—
South Korean Won,
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	775,699	642,156	637,041	5,115	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	761,031	638,883	624,995	13,888	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	760,348	641,693	624,434	17,259	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	382,243	321,213	313,916	7,297	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	376,456	317,141	309,163	7,978	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	371,371	307,243	304,987	2,256	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	308,701	245,001	253,520	—	(8,519)
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	275,676	226,317	226,399	—	(82)
Expiring 05/22/20	Morgan Stanley & Co. International PLC	KRW	12,306,339	10,413,040	10,111,429	301,611	—
Swedish Krona,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	19,414	2,049,948	1,965,887	84,061	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	6,008	616,745	608,343	8,402	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	2,238	225,968	226,573	—	(605)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	1,680	173,826	170,133	3,693	—
Swiss Franc,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,208	1,294,923	1,259,760	35,163	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,198	1,286,409	1,249,740	36,669	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	591	634,816	615,937	18,879	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	590	633,677	615,039	18,638	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	569	603,569	593,052	10,517	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	567	609,676	591,251	18,425	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	563	597,848	586,913	10,935	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	562	597,848	586,433	11,415	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	546	583,890	569,575	14,315	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	527	565,579	549,207	16,372	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	399	429,579	416,550	13,029	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	364	381,748	379,463	2,285	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	360	376,055	374,957	1,098	—
Thai Baht,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	268,763	8,466,296	8,192,545	273,751	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	39,717	1,256,892	1,210,662	46,230	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	20,184	637,183	615,265	21,918	—
Turkish Lira,
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TRY	2,026	327,431	304,531	22,900	—
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	4,077	639,086	610,250	28,836	—
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	2,031	318,717	303,969	14,748	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	TRY	4,298	691,332	642,085	49,247	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	TRY	4,289	691,332	640,660	50,672	—
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	4,366	702,793	652,024	50,769	—
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	4,317	691,458	644,704	46,754	—
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	4,274	690,519	638,347	52,172	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	TRY	4,315	691,281	644,156	47,125	—
Expiring 05/20/20	Morgan Stanley & Co. International PLC	TRY	4,300	690,000	640,843	49,157	—
Expiring 05/20/20	Morgan Stanley & Co. International PLC	TRY	2,043	327,431	304,559	22,872	—
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	2,042	321,809	303,797	18,012	—
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	2,020	321,954	300,567	21,387	—
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	2,012	320,724	299,347	21,377	—
Expiring 06/04/20	Morgan Stanley & Co. International PLC	TRY	2,007	320,145	297,907	22,238	—
Expiring 06/19/20	Morgan Stanley & Co. International PLC	TRY	1,594	240,476	235,526	4,950	—
A25

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/19/20	Morgan Stanley & Co. International PLC	TRY	934	$ 141,083	$ 138,022	$ 3,061	$ —
				$411,583,871	$403,132,171	10,678,848	(2,227,148)
						$13,544,779	$(8,747,053)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/17/20	Buy	AUD	972	JPY	65,355	$ —	$ (11,845)	Morgan Stanley & Co. International PLC
06/17/20	Buy	AUD	992	EUR	570	—	(20,488)	Morgan Stanley & Co. International PLC
06/17/20	Buy	AUD	1,027	CAD	883	4,380	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	360	GBP	214	—	(10,191)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	758	JPY	56,474	11,848	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	811	GBP	475	—	(14,170)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	825	EUR	526	4,557	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	832	JPY	64,162	—	(6,926)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	865	JPY	64,816	10,439	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	870	EUR	559	291	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	1,428	NOK	10,546	1,005	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	218	GBP	188	—	(5,965)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	273	AUD	478	—	(9,957)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	435	EUR	411	—	(1,125)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	551	GBP	477	—	(18,680)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	552	EUR	525	—	(4,741)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	652	EUR	615	—	(724)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CZK	141,584	EUR	5,584	—	(474,257)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	28	CZK	755	97	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	43	NOK	515	—	(2,330)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	47	CZK	1,279	515	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	65	PLN	286	2,286	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	86	CZK	2,352	369	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	163	CZK	4,382	3,287	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	194	NOK	2,459	—	(22,325)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	202	CAD	314	195	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	202	CAD	315	—	(544)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	202	NOK	2,334	—	(1,346)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	213	JPY	25,516	—	(2,460)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	221	GBP	199	—	(2,145)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	232	CAD	361	142	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	241	AUD	438	—	(3,066)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	241	AUD	440	—	(4,115)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	241	NOK	3,043	—	(26,020)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	241	CZK	6,701	—	(3,064)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	261	CZK	6,736	17,422	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	272	SEK	2,952	2,211	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	272	NOK	3,058	6,768	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	279	SEK	3,034	1,428	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	280	PLN	1,217	15,921	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	280	NOK	3,047	16,709	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	297	HUF	100,120	21,634	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	387	CZK	10,527	4,093	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	407	CAD	637	—	(2,154)	Morgan Stanley & Co. International PLC
A26

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
06/17/20	Buy	EUR	430	NOK	5,449	$ —	$ (48,229)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	526	CZK	14,370	3,258	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	526	CZK	14,403	1,915	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	659	CZK	17,332	31,414	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	724	GBP	668	—	(30,052)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	758	CZK	19,913	36,522	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	1,119	NOK	12,215	62,187	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	1,119	NOK	12,476	37,471	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	1,821	JPY	218,067	—	(20,886)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	6,917	SEK	73,290	230,241	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	30,800	EUR	86	—	(750)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	71,779	EUR	202	—	(3,556)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	73,596	EUR	207	—	(3,905)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	75,529	EUR	216	—	(7,198)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	86,074	EUR	241	—	(3,204)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	111,974	EUR	330	—	(22,430)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	135,437	EUR	387	—	(13,247)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	183,754	EUR	541	—	(35,272)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	187,101	EUR	530	—	(13,178)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	274,374	EUR	789	—	(32,286)	Morgan Stanley & Co. International PLC
06/17/20	Buy	JPY	31,281	EUR	265	—	(1,735)	Morgan Stanley & Co. International PLC
06/17/20	Buy	JPY	31,786	EUR	271	—	(3,015)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	2,466	EUR	212	2,671	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	3,122	EUR	285	—	(14,575)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	4,089	EUR	375	—	(20,866)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	6,125	EUR	525	8,475	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	20,344	EUR	1,937	—	(185,007)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NZD	1,551	EUR	855	—	(20,928)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NZD	5,730	NOK	35,691	—	(16,882)	Morgan Stanley & Co. International PLC
06/17/20	Buy	PLN	1,111	EUR	241	1,593	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	PLN	1,709	EUR	375	—	(2,158)	Morgan Stanley & Co. International PLC
06/17/20	Buy	SEK	6,127	EUR	569	—	(9,515)	Morgan Stanley & Co. International PLC
06/17/20	Buy	SEK	69,266	EUR	6,465	—	(137,102)	Morgan Stanley & Co. International PLC
						$541,344	$(1,294,614)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federative Republic of Brazil	06/20/20	1.000%(Q)		350	0.787%	$ 1,247	$ 283	$ (964)
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		1,410	1.538%	7,289	(30,499)	(37,788)
Republic of Chile	06/20/24	1.000%(Q)		120	1.081%	3,630	(359)	(3,989)
Republic of Colombia	06/20/24	1.000%(Q)		4,020	1.954%	25,411	(153,978)	(179,389)
Republic of Indonesia	06/20/24	1.000%(Q)		3,410	1.719%	(9,685)	(98,130)	(88,445)
Republic of Peru	06/20/24	1.000%(Q)		30	0.971%	725	46	(679)
Russian Federation	12/20/24	1.000%(Q)		160	1.825%	(1,077)	(5,900)	(4,823)
State of Qatar	06/20/24	1.000%(Q)		1,070	1.126%	22,951	(5,178)	(28,129)
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	950	2.133%	18,980	(47,782)	(66,762)
						$69,471	$(341,497)	$(410,968)

A27

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(192,373)	$216,981	$(409,354)	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Heathrow Funding Ltd.	12/20/24	1.000%(Q)	EUR	550	2.027%	$(27,983)	$3,998	$(31,981)	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.32.V1	12/20/24	1.000%(Q)		1,470	3.786%	$ (75,713)	$(170,317)	$ (94,604)
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)		16,925	1.097%	289,533	(30,212)	(319,745)
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)		16,040	1.020%	352,923	(7,504)	(360,427)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		1,650	1.080%	30,215	(5,443)	(35,658)
iTraxx.EUR.32.V1	12/20/24	5.000%(Q)	EUR	4,800	5.516%	696,713	(97,663)	(794,376)
						$1,293,671	$(311,139)	$(1,604,810)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A28

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	23,450	03/11/30	1.000%(S)	6 Month BBSW(2)(S)	$ (372,440)	$ (153,624)	$ 218,816
AUD	18,290	03/18/30	1.750%(S)	6 Month BBSW(2)(S)	640,390	924,891	284,501
AUD	7,960	03/19/30	1.750%(S)	6 Month BBSW(2)(S)	149,696	121,143	(28,553)
BRL	25,230	01/03/22	5.440%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	43,816	128,216	84,400
BRL	4,670	01/02/23	5.750%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	6,831	14,518	7,687
BRL	4,950	01/02/23	6.245%(M)	Brazil Interbank Overnight Lending Rate(1)(M)	—	(23,256)	(23,256)
BRL	2,619	01/02/23	6.660%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	8,556	21,387	12,831
BRL	4,500	01/02/23	7.223%(M)	Brazil Interbank Overnight Lending Rate(1)(M)	—	(40,257)	(40,257)
BRL	5,700	01/02/24	5.330%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	(1,189)	(22,131)	(20,942)
BRL	705	01/02/25	6.260%(M)	Brazil Interbank Overnight Lending Rate(1)(M)	(472)	649	1,121
CAD	21,390	03/18/22	1.750%(S)	3 Month CDOR(1)(S)	(194,437)	(304,610)	(110,173)
CAD	13,280	03/18/25	1.750%(S)	3 Month CDOR(2)(S)	190,239	368,090	177,851
CAD	6,350	03/18/30	2.000%(S)	3 Month CDOR(2)(S)	167,059	380,639	213,580
CHF	1,450	03/18/30	(0.200)%(A)	6 Month CHF LIBOR(2)(S)	577	4,658	4,081
EUR	8,280	03/18/22	(0.250)%(A)	6 Month EURIBOR(2)(S)	13,049	17,154	4,105
EUR	10,280	03/18/23	(0.250)%(A)	6 Month EURIBOR(1)(S)	(10,240)	(24,564)	(14,324)
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	22,504	64,474	41,970
EUR	4,120	03/18/25	0.000%(A)	6 Month EURIBOR(2)(S)	43,190	55,980	12,790
EUR	6,090	03/18/27	0.250%(A)	6 Month EURIBOR(1)(S)	(149,017)	(194,624)	(45,607)
EUR	15,870	03/18/30	0.500%(A)	6 Month EURIBOR(1)(S)	(1,366,242)	(944,319)	421,923
EUR	13,750	06/17/30	(0.250)%(A)	6 Month EURIBOR(2)(S)	(567,555)	(374,449)	193,106
EUR	3,240	06/18/30	0.250%(A)	6 Month EURIBOR(2)(S)	63,860	8,345	(55,515)
EUR	1,060	07/06/31	0.280%(A)	6 Month EURIBOR(2)(S)	32,070	24,203	(7,867)
EUR	2,380	03/18/40	0.750%(A)	6 Month EURIBOR(2)(S)	254,027	278,892	24,865
GBP	19,700	03/18/25	0.400%(A)	1 Day SONIA(2)(A)	10,786	200,545	189,759
GBP	2,960	03/18/25	1.000%(S)	6 Month GBP LIBOR(2)(S)	88,451	88,250	(201)
GBP	16,530	06/17/25	0.270%(A)	1 Day SONIA(2)(A)	8,431	21,932	13,501
GBP	1,980	03/18/27	1.000%(S)	6 Month GBP LIBOR(1)(S)	(15,626)	(76,882)	(61,256)
GBP	13,030	03/10/30	0.500%(S)	6 Month GBP LIBOR(1)(S)	252,601	122,185	(130,416)
GBP	7,660	03/18/30	0.570%(A)	1 Day SONIA(1)(A)	19,312	(254,323)	(273,635)
GBP	1,610	03/18/30	1.000%(S)	6 Month GBP LIBOR(2)(S)	10,750	81,829	71,079
GBP	4,580	06/17/30	0.308%(A)	1 Day SONIA(1)(A)	(12,989)	(576)	12,413
GBP	10,910	06/17/30	0.400%(A)	1 Day SONIA(1)(A)	(39,875)	(124,182)	(84,307)
GBP	100	03/18/40	1.250%(S)	6 Month GBP LIBOR(1)(S)	(4,209)	(14,806)	(10,597)
GBP	3,030	06/17/40	0.400%(A)	1 Day SONIA(1)(A)	(16,284)	(38,804)	(22,520)
JPY	39,680	03/18/27	0.000%(S)	6 Month JPY LIBOR(1)(S)	(1,209)	(934)	275
JPY	305,710	06/20/40	0.500%(S)	6 Month JPY LIBOR(2)(S)	57,767	61,909	4,142
JPY	472,310	06/20/50	0.500%(S)	6 Month JPY LIBOR(2)(S)	75,205	77,758	2,553
MXN	129,450	06/15/22	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	1,666	32,781	31,115
NOK	217,480	03/18/25	2.000%(A)	6 Month NIBOR(1)(S)	(219,579)	(1,194,617)	(975,038)
NOK	21,110	03/18/30	2.000%(A)	6 Month NIBOR(1)(S)	(10,411)	(184,881)	(174,470)
NZD	16,110	03/18/25	1.500%(S)	3 Month BBR(2)(Q)	198,697	414,655	215,958
PLN	4,500	06/17/25	1.400%(A)	6 Month WIBOR(1)(S)	(8,807)	(28,469)	(19,662)
SEK	63,880	03/18/30	0.500%(A)	3 Month STIBOR(1)(Q)	(85,752)	(73,013)	12,739
	23,430	03/18/22	1.750%(S)	3 Month LIBOR(2)(Q)	517,823	626,703	108,880
	37,900	07/25/24	—(3)	—(3)	462	(38,741)	(39,203)
	1,590	03/18/30	2.000%(S)	3 Month LIBOR(1)(Q)	(189,248)	(203,878)	(14,630)
	7,320	06/18/30	1.750%(S)	3 Month LIBOR(1)(Q)	(339,330)	(294,224)	45,106
	2,010	06/19/40	1.750%(S)	3 Month LIBOR(1)(Q)	(54,865)	(135,488)	(80,623)
	3,460	06/20/50	1.750%(S)	3 Month LIBOR(1)(Q)	(127,135)	(227,234)	(100,099)
ZAR	75,770	06/17/22	6.500%(Q)	3 Month JIBAR(2)(Q)	9,152	96,061	86,909
					$ (899,944)	$ (735,039)	$ 164,905

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.
A29

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30